Cash, cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of cash, cash equivalents and restricted cash	Cash, cash equivalents and restricted cash at the end of the reporting period as shown in the consolidated statement of cash flows can be reconciled to the related items in the consolidated statements of financial position as follows:

	December 31, 2024	December 31, 2023	December 31, 2022

Cash and cash equivalents	$183,993,091	$501,093,921	$139,056,863
Current restricted cash	127,803	72,215	90,222
	184,120,894	501,166,136	139,147,085

Non-current restricted cash	735,312	735,312	735,312

Total	$184,856,206	$501,901,448	$139,882,397